Restricted Net Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Net Assets [Line Items]
Minimum percentage of after-tax income to reserve fund before payment of dividends, required by local government	10.00%
Restricted net assets	$ 261,895,000	$ 156,762,000
Paid in capital and statutory reserves [Member] | VIEs and VIEs' Subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	89,243,000	68,067,000
Paid in capital and statutory reserves [Member] | PRC subsidiaries [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 172,652,000	$ 88,695,000